Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Cash at bank and in hand	2,018	60	199

Schedule of credit risk exposure

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
A+	4	45	11
A	-	-	-
A-	-	-	-
AA-	84	15	188
Bank Wallets	1,930	-	-
Total	2,018	60	199